UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22928

Carlyle Select Trust

(Exact name of registrant as specified in charter)

520 Madison Avenue, 38th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Orit Mizrachi

Chief Operating Officer

Carlyle Select Trust

520 Madison Avenue, 38th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 813-4900

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.     Schedule of Investments

File the Schedules as of the close of the reporting period as set forth in §§210.12-12-12-14 of Regulation S-X [17 CFR 210.12-12-12-14]. The Schedules need not be audited.

Carlyle Core Allocation Fund - Consolidated Schedule of Investments

March 31, 2015

(Unaudited)

Security			Shares	Value
United States
Exchange-Traded Funds - 94.6%
iPath Bloomberg Commodity Index Total Return ETN			105,100	$2,914,423
iShares Core U.S. Aggregate Bond ETF			28,124	3,133,857
iShares iBoxx $ High Yield Corporate Bond ETF			30,935	2,803,020
iShares JP Morgan USD Emerging Markets Bond ETF			40,474	4,537,945
iShares MSCI EAFE ETF(1)			24,900	1,597,833
iShares MSCI Emerging Markets ETF(1)			28,719	1,152,494
iShares Russell 2000 ETF(1)			9,129	1,135,191
iShares TIPS Bond ETF			50,379	5,722,551
iShares U.S. Real Estate ETF			10,969	870,061
PowerShares Emerging Markets Sovereign Debt Portfolio			154,121	4,380,119
ProShares UltraShort 20+ Year Treasury(1)			52,433	2,195,370
SPDR Barclays High Yield Bond ETF			62,281	2,442,661
SPDR S&P 500 ETF Trust(1)			15,101	3,117,299
Vanguard FTSE Developed Markets ETF			45,211	1,800,754
Vanguard FTSE Emerging Markets ETF			42,189	1,724,264
Vanguard REIT ETF			20,475	1,721,333
Vanguard Total Bond Market ETF			54,833	4,571,427
Vanguard Total International Bond ETF			30,994	1,676,466
Total Exchange-Traded Funds (identified cost $48,295,355)				$47,497,068
Short-Term Investment - 5.3%
State Street Euro Time Deposit 0.01%, 04/01/2015 (identified cost $2,677,100)			2,677,100	$2,677,100

Description	Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call Option Purchased - 0.0%
CBOE SPX Volatility Index (identified cost $33,676)	475	21.00	04/15/15	$17,812
Total Investments — 99.9% (identified cost $51,006,131)				$50,191,980
Other Assets Less Liabilities — 0.1% (2)				$47,224
Net Assets — 100.0%				$50,239,204

Description	Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call Options Written
iShares MSCI EAFE ETF	54	64.00	04/17/15	$(4,941)
iShares MSCI EAFE ETF	26	64.00	05/15/15	(3,809)
iShares MSCI EAFE ETF	54	65.00	04/17/15	(2,295)
iShares MSCI EAFE ETF	26	65.00	05/15/15	(2,444)
iShares MSCI EAFE ETF	54	66.00	04/17/15	(783)
iShares MSCI EAFE ETF	26	66.00	05/15/15	(1,404)
iShares MSCI Emerging Markets ETF	31	38.50	05/15/15	(6,355)

Description	Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call Options Written (continued)
iShares MSCI Emerging Markets ETF	31	39.00	05/15/15	(5,193)
iShares MSCI Emerging Markets ETF	64	40.00	04/17/15	(4,096)
iShares MSCI Emerging Markets ETF	31	40.50	05/15/15	(2,340)
iShares MSCI Emerging Markets ETF	64	41.00	04/17/15	(1,440)
iShares MSCI Emerging Markets ETF	64	42.00	04/17/15	(448)
iShares Russell 2000 ETF	20	120.00	04/17/15	(9,740)
iShares Russell 2000 ETF	9	120.00	05/15/15	(5,270)
iShares Russell 2000 ETF	20	122.00	04/17/15	(6,490)
iShares Russell 2000 ETF	9	122.00	05/15/15	(3,699)
iShares Russell 2000 ETF	20	124.00	04/17/15	(3,750)
iShares Russell 2000 ETF	9	124.00	05/15/15	(2,767)
ProShares UltraShort 20+ Year Treasury	159	39.00	05/15/15	(56,843)
ProShares UltraShort 20+ Year Treasury	336	40.00	04/17/15	(78,120)
SPDR S&P 500 ETF Trust	16	202.00	05/15/15	(11,520)
SPDR S&P 500 ETF Trust	33	206.00	04/17/15	(9,224)
SPDR S&P 500 ETF Trust	16	206.00	05/15/15	(7,136)
SPDR S&P 500 ETF Trust	33	210.00	04/17/15	(2,656)
SPDR S&P 500 ETF Trust	16	210.00	05/15/15	(3,560)
SPDR S&P 500 ETF Trust	33	214.00	04/17/15	(297)
Total Call Options Written (premiums received $(339,915)				$(236,620)

The percentage shown for each investment category in the Consolidated Schedule of Investments is based on net assets.

All amounts are valued in U.S. dollars unless otherwise indicated. See Note 2 of accompanying Notes to Consolidated Schedule of Investments.

All securities are level 1 with respect to Accounting Standards Codification 820.

(1)	All or a portion of the security is held as collateral for options purchased.
(2)	Includes value of written options and net unrealized depreciation on futures contracts as of March 31, 2015.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Carlyle Core Allocation Fund - Consolidated Schedule of Investments

Exchange Traded Futures Contracts

Expiration Date	Exchange	Number of Contracts	Description	Position	Value at Trade Date	Value at 03/31/15	Net Unrealized Appreciation (Depreciation)
April 15, 2015	CBOE	19	CBOE Volatility Index	Long	$312,407	$309,225	$(3,182)
June 26, 2015	COMEX	17	Gold	Long	2,018,787	2,011,440	(7,347)
June 19, 2015	CME	7	S&P 500 E-Mini Index	Long	717,200	721,280	4,080
							$(6,449)

At March 31, 2015, cash in the amount of $228,305 was held as collateral at clearing broker.

Abbreviations:
CBOE	Chicago Board Options Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange
EAFE	Europe, Australasia Far East
ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
FTSE	Financial Times and Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPX	S&P 500 Index
S&P	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities
USD	United States Dollar

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments - March 31, 2015 (Unaudited)

1. Organization

Carlyle Select Trust (the “Trust”), organized as a Delaware statutory trust, on December 18, 2013, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two separate series each authorized to issue an unlimited number of shares of beneficial interest. As of March 31, 2015, the Trust has one active series, Carlyle Core Allocation Fund (the “Fund”).

The Fund commenced operations on August 1, 2014.

The Fund’s investment objective is to seek long term total returns. The Fund seeks to achieve its investment objective by allocating capital across major asset classes: equities, debt, real estate, commodities, currencies and volatility, and within such classes in a variety of investments, including developed and emerging market equities, traditional and inflation linked bonds, credit spreads, gold, oil and real estate (through investments in real estate investment trusts). In allocating across asset classes, Carlyle GMS Investment Management L.L.C. (the “Manager”) takes a “balanced risk” approach (similar to risk parity), a trading strategy that actively seeks to allocate capital such that each asset class contributes the same amount of risk to the overall Fund. Generally, lower volatility asset classes (e.g., nominal and inflation-linked bonds) will receive higher notional allocations than higher risk asset classes (e.g., developed and emerging market equities). While the Fund intends to invest primarily in shares of exchange-traded funds (“ETFs”), it also intends to utilize a variety of other types of financial instruments to gain exposure to target asset classes.

The Fund is “non-diversified” for the purposes of the 1940 Act and, to the extent consistent with the Fund’s election to qualify as a regulated investment company for U.S. federal income tax purposes, may invest a relatively high percentage of its assets in a low number of investments, or a single issuer, primarily within the same economic sector. As a result, changes in the market value of a single issuer or investment could cause greater fluctuations in the value of the Fund’s shares than would occur in a more diversified fund.

The Fund offers Class N and Class I shares. Neither Class N nor Class I shares are subject to an initial sales charge or a contingent deferred sales charge.

The Consolidated Schedule of Investments includes the accounts of Carlyle Cayman Core Fund I Ltd. (“the Subsidiary”), a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands on February 10, 2014.

The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through its investment in the Subsidiary. The Subsidiary may invest without limitation in commodities and commodities-related investments. However, the Subsidiary is subject to the same fundamental and non-fundamental investment restrictions as the Fund. As of March 31, 2015, the Fund invested 10.6% of its total assets in the Subsidiary.

The Fund and the Subsidiary are collectively referred to herein as the “Fund”, unless noted separately.

2. Investment Valuation

The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). For purposes of determining fair value of investments of the Fund, the Board of Trustees has delegated the daily determination to a pricing committee comprised of representatives of the Manager. The pricing committee acts in accordance with the Valuation Procedures. Fair value pricing methods and independent pricing services can change from time to time as approved by the Board of Trustees. The Board of Trustees has also established a Valuation Committee of the Board and has delegated to the Valuation Committee the responsibility for determining fair value for those investments that cannot be valued by the pricing committee pursuant to the Valuation Procedures.

The Fund values its investments for which market quotations are readily available at market value. The Fund uses pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board, which may include the use of proprietary valuation model which may consider market transactions in comparable securities and income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investment existed. These differences could be material. As of March 31, 2015, no investments were valued by the Manager.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. The Fund normally values domestic equity securities at the market quoted last sale price on the exchange on which the security is principally traded, if available, otherwise at the last quoted bid price for equities purchased and at the quoted ask price for equities sold short.

Open-end Funds, ETFs, ETNs and Closed-end Funds. Shares of ETFs, ETNs and closed-end investment companies are normally valued at the last quoted sales price on the principal exchange on which such funds are traded.

Futures and Options. Futures contracts, options on futures contracts and options, other than equity options, are valued at the final settlement price set by the exchange on which they are principally traded. Equity options are generally valued at the mid-price of the closing bid and ask prices. If either the closing bid or ask price is not available, the Fund will generally value equity options at the bid price if the options are held long or the ask price if the options are held short.

3. Fair Value Measurement

The fair value measurement accounting guidance establishes a hierarchal disclosure framework which ranks the observability of market price inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, will generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.

Financial instruments measured and reported at fair value are classified and disclosed based on the observability of inputs used in the determination of fair values, as follows:

Level I – inputs to the valuation methodology are quoted prices available in active markets for identical instruments as of the reporting date. The type of financial instruments included in Level I include unrestricted securities, including equities and derivatives, listed in active markets. The Fund does not adjust the quoted price for these instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Level II – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. The type of financial instruments in this category includes less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.

Level III – inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

As of March 31, 2015 and during the period from January 1, 2015 to March 31, 2015 all investments were Level 1. The Consolidated Schedule of Investments provides additional information on the Fund’s portfolio holdings. The following table summarizes the Fund’s financial instruments measured at fair value on a recurring basis by the above fair value hierarchy levels as of March 31, 2015:

	Level I	Level II	Level III	Total

Assets
Exchange Traded Funds	$47,497,068	$-	$-	$47,497,068
Short-Term Investment	2,677,100			2,677,100
Futures Contracts	4,080			4,080
Options Purchased	17,812			17,812

Total Assets	$50,196,060	$-	$-	$50,196,060

Liabilities
Options Written	$(236,620)	$-	$-	$(236,620)
Futures Contracts	(10,529)			(10,529)

Total Liabilities	$(247,149)	$-	$-	$(247,149)

4. Derivative Instruments

Futures

The Fund invests in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, potentially resulting in a loss. No monies are paid to or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments. The use of long futures contracts subjects the Fund to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Fund to unlimited risk of loss.

Open futures contracts held by the Fund at March 31, 2015 are listed on the Consolidated Schedule of Investments.

Options

Premiums received from written options that have expired are treated as a realized gain. When an option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over value of the security (in case of a put) or the excess of the value of the security over the strike price of the option (in the case of a call) at contract termination. The Fund may bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Premiums paid for purchased options that have expired are treated as realized loss. As a purchaser of an option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the security below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the security over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium paid. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received.

Options purchased and written options held by the Fund at March 31, 2015 are listed on the Consolidated Schedule of Investments.

Written options activity for the period from January 1, 2015 to March 31, 2015 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,322	$	250,045

Options written	3,878		1,008,280

Options exercised	(6)		(3,336)

Options terminated in closing purchase transactions	(3,940)		(915,074)

Outstanding, end of period	1,254	$	339,915

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5. Federal Tax Information

As of March 31, 2015, the tax cost of investments for federal income tax purposes were as follows:

Cost of investments	$	52,550,016

Unrealized appreciation (depreciation) on investments		655,207
Unrealized appreciation (depreciation) on investments		(2,857,095)

Net unrealized appreciation (depreciation) of investments	$	(2,201,888)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of earnings from the Subsidiary.

6. Subsequent Events

The Board of Trustees has approved the liquidation of the Fund, with an intended effective date of on or about May 18, 2015.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Select Trust

By:	/s/ Michael J. Petrick
Michael J. Petrick
President and Chief Executive Officer (Principal Executive Officer)

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael J. Petrick
Michael J. Petrick
President and Chief Executive Officer (Principal Executive Officer)

Date: May 22, 2015

By:	/s/ Venugopal Rathi
Venugopal Rathi
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 22, 2015